Mezzanine Equity - Additional Information (Detail)	Dec. 31, 2019 $ / shares
Series Angel Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible preferred shares, par value per share	$ 0.0001
Series Pre A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible preferred shares, par value per share	$ 0.0001